Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
SERIES X (Prospectus Summary): | SERIES X
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series X (Small Cap Growth Series)
Supplement Text	ck0000217087_SupplementTextBlock	SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Highest Quarter Return in the Performance Information section of the Summary for Series X is removed and replaced with the following:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return 1Q 2000 29.18% Please Retain This Supplement For Future Reference
SERIES X | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.18%